QUARTERLY RESULTS (Unaudited) (Tables)	12 Months Ended
Oct. 28, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
Shown below are selected unaudited quarterly data (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
FISCAL YEAR 2018
Sales	$421,349	$457,069	$548,525	$573,634
Gross profit	$91,917	$104,083	$133,401	$133,281
Net income (loss)	$5,249	$(5,684)	$35,986	$27,555
Net income allocated to participating securities	$(38)	$—	$(221)	$(138)
Net income (loss) applicable to common shares(3)	$5,211	$(5,684)	$35,765	$27,417
Income (loss) per common share:(1)(2)
Basic	$0.08	$(0.09)	$0.54	$0.41
Diluted	$0.08	$(0.09)	$0.54	$0.41

FISCAL YEAR 2017
Sales	$391,703	$420,464	$469,385	$488,726
Gross profit	$83,951	$100,839	$114,969	$116,305
Net income	$2,039	$16,974	$18,221	$17,490
Net income allocated to participating securities	$(8)	$(115)	$(102)	$(78)
Net income applicable to common shares(3)	$2,031	$16,859	$18,119	$17,412
Income per common share:(1)(2)
Basic	$0.03	$0.24	$0.26	$0.25
Diluted	$0.03	$0.24	$0.25	$0.25

(1)
The sum of the quarterly income per share amounts may not equal the annual amount reported, as per share amounts are computed independently for each quarter and for the full year based on the respective weighted average common shares outstanding.

(2)	Excludes net income allocated to participating securities. The participating securities are treated as a separate class in computing earnings per share (see Note 8 — Earnings per Common Share).

(3)	The quarterly income before income taxes were impacted by the following special income (expense) items:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
FISCAL YEAR 2018
Loss on extinguishment of debt	$—	$(21,875)	$—	$—
(Loss) gain on disposition of business	—	(6,686)	1,013	—
Restructuring and impairment charges, net	(1,094)	(488)	439	(769)
Strategic development and acquisition related costs	(727)	(1,134)	(3,642)	(11,661)
Acceleration of CEO retirement benefits	(4,600)	—	—	—
Gain on insurance recovery	—	—	4,741	—
Discrete tax effects of U.S. tax reform	323	—	—	—
Total special income (expense) items in income before income taxes	$(6,098)	$(30,183)	$2,551	$(12,430)

FISCAL YEAR 2017
Goodwill impairment	$—	$—	$—	$(6,000)
Restructuring charges and impairment charges, net	(2,264)	(315)	(1,009)	(1,710)
Strategic development and acquisition related costs	(357)	(124)	(1,297)	(193)
Loss on sale of assets and asset recovery	—	(137)	—	—
Gain on insurance recovery	—	9,601	148	—
Unreimbursed business interruption costs	—	(191)	(235)	(28)
Total special income (expense) items in income before income taxes	$(2,621)	$8,834	$(2,393)	$(7,931)

Schedule of quarterly income effects of special income (expense) items
The quarterly income before income taxes were impacted by the following special income (expense) items:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
FISCAL YEAR 2018
Loss on extinguishment of debt	$—	$(21,875)	$—	$—
(Loss) gain on disposition of business	—	(6,686)	1,013	—
Restructuring and impairment charges, net	(1,094)	(488)	439	(769)
Strategic development and acquisition related costs	(727)	(1,134)	(3,642)	(11,661)
Acceleration of CEO retirement benefits	(4,600)	—	—	—
Gain on insurance recovery	—	—	4,741	—
Discrete tax effects of U.S. tax reform	323	—	—	—
Total special income (expense) items in income before income taxes	$(6,098)	$(30,183)	$2,551	$(12,430)

FISCAL YEAR 2017
Goodwill impairment	$—	$—	$—	$(6,000)
Restructuring charges and impairment charges, net	(2,264)	(315)	(1,009)	(1,710)
Strategic development and acquisition related costs	(357)	(124)	(1,297)	(193)
Loss on sale of assets and asset recovery	—	(137)	—	—
Gain on insurance recovery	—	9,601	148	—
Unreimbursed business interruption costs	—	(191)	(235)	(28)
Total special income (expense) items in income before income taxes	$(2,621)	$8,834	$(2,393)	$(7,931)